Disclosure of temporary difference, unused tax losses and unused tax credits (Details) - CAD ($)	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Deductible temporary differences not recognized	$ 41,881,610	$ 40,601,269
Non-capital loss carryforwards [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	33,460,535	28,092,197
Scientific research and experimental developmental expenditures [Member]
Statement [Line Items]
Deductible temporary differences not recognized	5,345,287	8,987,956
Share issuance costs [Member]
Statement [Line Items]
Deductible temporary differences not recognized	781,253	1,226,581
Capital loss carry forwards [Member]
Statement [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 2,294,535	$ 2,294,535